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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                            Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



               Pioneer Diversified High Income Trust
               SCHEDULE OF INVESTMENTS 7/31/07 (unaudited)


Principal
Amount                                                                Value
               COLLATERIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets Diversified Financials - 0.2%
400,000        DB Master Finance LLC, 8.285%, 6/20/31 (144A)      $   406,718
               TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
               (Cost $406,113)                                    $   406,718

               CORPORATE BONDS & NOTES - 50.2% of Net Assets
               Energy - 4.7%
               Oil & Gas Drilling - 0.2%
300,000        Skeie Drilling & Production ASA, 11.25%, 3/8/13    $   302,250
                                                                  $   302,250
               Oil & Gas Equipment & Services - 1.1%
400,000        Bristow Group, Inc., 7.5%, 9/15/17 (144A)          $   396,000
5,000,000      Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)         850,136
275,000        SemGroup L.P., 8.75%, 11/15/15 (144A)                  270,875
600,000    (a) Sevan Marine ASA, 8.37%, 5/14/13 (144A)                603,000
                                                                  $ 2,120,011
               Integrated Oil & Gas - 0.3%
500,000        Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)            $   480,000

               Oil & Gas Exploration & Production - 1.0%
160,000        Berry Petroleum Co., 8.25%, 11/1/16                $   154,400
500,000        Harvest Operations Corp., 7.875%, 10/15/11             473,750
160,000        Hilcorp Energy I L.P./Hilcorp Finance Co., 7.75%, 11   149,600
675,000        Parallel Petroleum Corp., 10.25%, 8/1/14 (144A)        675,000
225,000        PetroQuest Energy, Inc., 10.375%, 5/15/12              226,125
250,000        Quicksilver Resources, Inc., 7.125%, 4/1/16            231,875
                                                                  $ 1,910,750
               Oil & Gas Refining & Marketing - 0.8%
955,000        Aventine Renewable Energy Holdings, Inc., 10.0%, 4/$   897,700
600,000        VeraSun Energy Corp., 9.375%, 6/1/17 (144A)            546,000
                                                                  $ 1,443,700
               Oil & Gas Storage & Transportation - 0.9%
400,000        Inergy L.P./Inergy Finance Corp., 8.25%, 3/1/16    $   400,000
250,000        LPG International, Inc., 7.25%, 12/20/15               243,125
250,000        Targa Resources, Inc., 8.5%, 11/1/13 (144A)            277,166
550,000        Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (1   496,375
400,000        Williams Partners L.P./Williams Partners Finance Cor   388,000
                                                                  $ 1,804,666
               Coal &Consumable Fuels - 0.4%
900,000        Massey Energy Co., 6.875%, 12/15/13                $   793,125
               Total Energy                                       $ 8,854,502

               Materials - 6.0%
               Commodity Chemicals - 1.1%
400,000        ARCO Chemical Co., 9.8%, 2/1/20                    $   412,000
1,750,000      Georgia Gulf Corp., 10.75%, 10/15/16                 1,636,250
                                                                  $ 2,048,250
               Diversified Chemicals - 0.7%
110,000        Braskem SA, 11.75%, 1/22/14 (144A)                 $   131,725
850,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     1,016,628
250,000        Montell Finance Co. BV, 8.1%, 3/15/27 (144A)           217,500
                                                                  $ 1,365,853
               Construction Materials - 0.2%
320,000        Blaze Recycling & Metals LLC / Blaze Finance Corp.,$   315,200

               Metal & Glass Containers - 0.5%
625,000        Impress Holdings BV, 9.25%, 9/15/14 (144A)         $   842,699
80,000         Vitro, SAB de CV, 9.125%, 2/1/17 (144A)                 76,800
                                                                  $   919,499
               Paper Packaging - 1.0%
600,000        Exopack Holding Corp., 11.25%, 2/1/14              $   612,000
500,000        Graphic Packaging International, Inc., 9.5%, 8/15/13   500,000
750,000        U.S. Corrugated, Inc., 10.0%, 6/1/13                   729,375
                                                                  $ 1,841,375
               Aluminum - 0.8%
700,000        Aleris International, Inc., 10.0%, 12/15/16 (144A) $   626,500
350,000        Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (144A)    332,500
500,000        Indalex Holding Corp., 11.5%, 2/1/14                   495,000
                                                                  $ 1,454,000
               Diversified Metals & Mining - 0.6%
350,000        American Rock Salt Co., LLC, 9.5%, 3/15/14         $   352,625
250,000        FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)         286,250
500,000   (a)(bNoranda Aluminium Acquisition Corp., 9.36%, 5/15/15    475,000
75,000         PNA Group, Inc., 10.75%, 9/1/16 (144A)                  80,250
                                                                  $ 1,194,125
               Steel - 0.0%
1,245,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)   $ 1,176,525
50,000         Zlomrex International Finance SA, 8.5%, 2/1/14 (144A    65,705
                                                                  $ 1,242,230
               Forest Products - 0.3%
250,000        Ainsworth Lumber Co., Ltd., 6.75%, 3/15/14         $   170,000
500,000        Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (144A   491,250
                                                                  $   661,250
               Paper Products - 0.2%
500,000        Bowater, Inc., 9.375%, 12/15/21                    $   440,000
               Total Materials                                    $11,481,782

               Capital Goods - 3.5%
               Aerospace & Defense - 0.2%
300,000        TransDigm, Inc., 7.75%, 7/15/14 (144A)             $   294,000

               Building Products - 0.4%
500,000    (a) Builders FirstSource, Inc., 9.61%, 2/15/12         $   492,500
300,000   (a)(cC8 Capital SPV, Ltd., 6.64% (144A)                     285,510
                                                                  $   778,010
               Construction & Engineering - 0.5%
750,000        Desarrolladora Metropolitana SA de CV, 10.875%, 5/9$   758,437
200,000        Dycom Industries, Inc., 8.125%, 10/15/15               197,000
                                                                  $   955,437
               Electrical Components & Equipment - 0.4%
650,000    (c) Rede Empresas de Energia Eletrica SA, 11.125% (144A$   679,087

               Industrial Conglomerates - 1.0%
2,000,000      Intergen NV, 9.0%, 6/30/17 (144A)                  $ 1,970,000

               Construction & Farm Machinery & Heavy Truck - 1.0%
600,000        Accuride Corp., 8.5%, 2/1/15                       $   570,000
520,000        Commercial Vehicle Group, Inc., 8.0%, 7/1/13           478,400
550,000        Greenbrier Companies, Inc., 8.375%, 5/15/15            541,750
400,000        Titan International, Inc., 8.0%, 1/15/12               408,000
                                                                  $ 1,998,150
               Total Capital Goods                                $ 6,674,684

               Commercial Services & Supplies - 1.0%
               Diversified Commercial & Professional Services - 1.0%
350,000        FTI Consulting, Inc., 7.75%, 10/1/16               $   343,000
425,000    (a) NCO Group, Inc., 10.23%, 11/15/13 (144A)               408,000
900,000        NCO Group, Inc., 11.875%, 11/15/14 (144A)              873,000
250,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14           232,500
               Total Commercial Services & Supplies               $ 1,856,500

               Transportation - 0.8%
               Airlines - 0.3%
154,114        American Airlines, Inc., 7.377%, 5/23/19           $   140,244
500,000    (c) GOL Finance, 8.75% (144A)                              476,250
                                                                  $   616,494
               Marine - 0.3%
500,000        Stena AB, 7.0%, 12/1/16                            $   492,500

               Railroads - 0.2%
350,000        Kansas City Southern de Mexico SA de CV, 7.625%, 12$   350,000
               Total Transportation                               $ 1,458,994

               Automobiles &  Components - 0.2%
               Auto Parts & Equipment - 0.2%
500,000        Cooper-Standard Automotive, Inc., 8.375%, 12/15/14 $   435,000
               Total Automobiles & Components                     $   435,000

               Consumer Durables & Apparel - 1.3%
               Homebuilding - 0.4%
315,000        Desarrolladora Homex SAB de CV, 7.5%, 9/28/15      $   296,100
80,000         TOUSA, Inc., 10.375%, 7/1/12                            45,600
500,000        William Lyon Homes, Inc., 7.5%, 2/15/14                380,000
                                                                  $   721,700
               Housewares & Specialties - 0.4%
200,000        Jarden Corp., 7.5%, 5/1/17                         $   180,000
750,000        Yankee Acquisition Corp., 9.75%, 2/15/17               667,500
                                                                  $   847,500
               Footwear - 0.5%
730,000    (a) Edcon Holdings Proprietary, Ltd., 9.645%, 6/15/15 ($   849,372
               Total Consumer Durables & Apparel                  $ 2,418,572

               Consumer Services - 1.4%
               Casinos & Gaming - 1.4%
50,000         Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)$    65,020
550,000        Fontainebleau Las Vegas Holdings LLC/Fontainebleau L   474,375
275,000        Little Traverse Bay Bands of Odawa Indians, 10.25%,    275,000
50,000         Peermont Global, Ltd., 7.75%, 4/30/14 (144A)            65,020
750,000        Station Casinos, Inc., 6.625%, 3/15/18                 600,000
750,000        Trump Entertainment Resorts, Inc., 8.5%, 6/1/15        631,875
650,000        Wimar Opco LLC, 9.625%, 12/15/14 (144A)                546,000
               Total Consumer Services                            $ 2,657,290

               Media - 0.8%
               Movies & Entertainment - 0.2%
400,000        Corporacion Interamericana de Entretenimiento SA de$   416,000

               Publishing - 0.6%
500,000    (b) AAC Group Holding Corp., 14.75%, 10/1/12           $   510,000
600,000        TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)           552,000
                                                                  $ 1,062,000
               Total Media                                        $ 1,478,000

               Retailing - 0.5%
               Distributors - 0.3%
500,000        Intcomex, Inc., 11.75%, 1/15/11                    $   510,000

               Catalog Retail - 0.2%
500,000        Sally Holdings LLC, 9.25%, 11/15/14 (144A)         $   470,000
               Total Retailing                                    $   980,000

               Food & Staples Retailing - 0.4%
               Drug Retail - 0.1%
275,000        Duane Reade, Inc., 9.75%, 8/1/11                   $   259,875

               Food Distributors - 0.3%
250,000        JBS SA, 10.5%, 8/4/16 (144A)                       $   259,375
275,000    (d) SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 2/   266,750
                                                                  $   526,125
               Total Food & Staples Retailing                     $   786,000

               Food, Beverage & Tobacco - 1.2%
               Brewers - 0.1%
250,000        Cerveceria Nacional Dominicana C por A, 8.0%, 3/27/$   247,500

               Agricultural Products - 0.5%
580,000    (c) Cosan SA Industria e Comercio, 8.25% (144A)        $   572,750
400,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)        407,000
                                                                  $   979,750
               Packaged Foods & Meats - 0.3%
500,000        Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)        $   503,125

               Tobacco - 0.3%
500,000        Alliance One International, Inc., 8.5%, 5/15/12 (14$   492,500
               Total Food, Beverage & Tobacco                     $ 2,222,875

               Health Care Equipment & Services - 2.3%
               Health Care Equipment & Services - 0.4%
750,000        Accellent, Inc., 10.5%, 12/1/13                    $   720,000

               Health Care Supplies - 0.2%
500,000    (a) Medical Services Co., 12.86%, 10/15/11             $   480,000

               Health Care Services - 0.8%
350,000        Rural/Metro Corp., 9.875%, 3/15/15                 $   343,000
725,000    (b) Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144   688,750
570,000        Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A   541,500
                                                                  $ 1,573,250
               Health Care Facilities - 0.6%
500,000        Community Health Systems, Inc., 8.875%, 7/15/15 (14$   485,625
420,000        Hanger Orthopedic Group, Inc., 10.25%, 6/1/14          434,700
200,000        Sun Healthcare Group, Inc., 9.125%, 4/15/15 (144A)     200,000
                                                                  $ 1,120,325
               Managed Health Care - 0.3%
500,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)           $   490,000
               Total Health Care Equipment & Services             $ 4,383,575

               Pharmaceuticals & Biotechnology & Life Sciences - 0.4%
               Biotechnology - 0.2%
400,000        Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14     $   365,000

               Pharmaceuticals - 0.2%
250,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)   $   245,000
250,000        Warner Chilcott Corp., 8.75%, 2/1/15                   243,750
                                                                  $   488,750
               Total Pharmaceuticals & Biotechnology & Life Scienc$   853,750

               Banks - 1.3%
               Diversified Banks - 1.3%
500,000   (a)(cALB Finance BV, 9.375%                             $   444,450
250,000        ATF Capital BV, 9.25%, 2/21/14 (144A)                  261,250
375,000        Banco Macro SA, 8.5%, 2/1/17 (144A)                    335,625
700,000    (a) Banco Macro SA, 10.6%, 6/7/12 (144A)                   622,440
300,000        Petrocommerce Finance SA, 8.75%, 12/17/09              297,120
500,000        TuranAlem Finance BV, 8.5%, 2/10/15 (144A)             455,000
               Total Banks                                        $ 2,415,885

               Diversified Financials - 9.0%
               Other Diversified Financial Services - 0.5%
1,000,000  (a) Carillon, Ltd., 20.61%, 1/10/11 (144A)             $   997,400

               Consumer Finance - 0.8%
460,000        AmeriCredit Corp., 8.5%, 7/1/15 (144A)             $   441,600
500,000        KAR Holdings, Inc., 10.0%, 5/1/15 (144A)               440,000
550,000        Russian Standard Finance SA, 7.5%, 10/7/10 (144A)      511,500
                                                                  $ 1,393,100
               Total Diversified Financials                       $17,175,055

               Insurance - 8.2%
               Insurance Brokers - 0.5%
600,000        HUB International Holdings, Inc., 10.25%, 6/15/15 ($   516,000
500,000        USI Holdings Corp., 9.75%, 5/15/15 (144A)              475,000
                                                                  $   991,000
               Multi-Line Insurance - 0.5%
1,000,000  (a) Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)   $   907,438
100,000        Sul America Participacoes SA, 8.625%, 2/15/12 (144A)    98,750
                                                                  $ 1,006,188
               Reinsurance - 14.8%
2,250,000  (a) AKIBARE, 8.31%, 5/22/12 (144A)                     $ 2,258,775
1,500,000  (a) AKIBARE, 8.51%, 5/22/12 (144A)                       1,514,250
3,500,000  (a) Australis, Ltd., 9.005%, 3/24/09 (144A)              3,510,850
1,750,000  (a) Australis, Ltd., 9.355%, 2/3/09 (144A)               1,764,350
1,000,000  (a) Calabash Re, II Ltd., 13.76%, 1/8/10 (144A)            998,000
2,000,000  (a) Calabash Re, Ltd., 13.86%, 6/1/09 (144A)             2,035,000
1,000,000  (a) Cascadia, Ltd., 8.485%, 6/13/08 (144A)               1,000,030
3,000,000  (a) Fhu-Jin, Ltd., 9.255%, 8/10/11 (144A)                3,032,730
3,750,000  (a) Foundation Re, Ltd., 9.46%, 11/24/08 (144A)          3,591,000
3,400,000  (a) Residential Reinsurance 2005, Ltd., 13.81%, 6/6/08 ( 3,198,040
1,000,000  (a) Spinnaker Capital, Ltd., 16.86%, 6/15/08 (144A)        997,400
2,000,000  (a) Successor Hurricane Industry, Ltd., 18.66%, 12/6/07  1,960,400
2,000,000  (a) Successor II, Ltd., 44.61%, 6/6/08 (144A)            2,020,400
                                                                  $13,594,795
               Total Insurance                                    $15,591,983

               Real Estate - 0.8%
               Real Estate Management & Development - 0.8%
100,000    (a) Alto Palermo SA, 10.851%, 6/11/12 (144A)           $    89,000
105,000        China Properties Group, Ltd., 9.125%, 5/4/14 (144A)     92,925
410,000        IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17   364,900
1,100,000      Neo-China Group Holdings, Ltd., 9.75%, 7/23/14 (144A 1,034,000
               Total Real Estate                                  $ 1,580,825

               Software & Services - 1.0%
               IT Consulting & Other Services - 0.2%
400        (e) MSX International UK/MXS International Business Ser$   396,000

               Data Processing & Outsourced Services - 0.5%
1,110,000      Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)     $ 1,037,850

               Application Software - 0.3%
500,000        Open Solutions, Inc., 9.75%, 2/1/15 (144A)         $   482,500
               Total Software & Services                          $ 1,916,350

               Technology Hardware & Equipment - 0.8%
               Computer Hardware - 0.6%
500,000   (a)(bCHR Intermediate Holding Corp., 12.61%, 6/1/13 (144A   498,125
870,000        Activant Solutions, Inc., 9.5%, 5/1/16             $   783,000

               Electronic Manufacturing Services - 0.2%
300,000        Cia de Transporte de Energia Electrica de Alta Tens$   279,000
70,000         Sanmina-SCI Corp., 6.75%, 3/1/13                        61,600
                                                                  $   340,600
               Total Technology Hardware & Equipment              $ 1,123,600

               Semiconductors & Semiconductor Equipment - 0.8%
               Semiconductors - 0.8%
1,000,000      Freescale Semiconductor, Inc., 8.875%, 12/15/14 (14$   912,500
100,000    (a) Freescale Semiconductor, Inc., 9.235%, 12/15/14 (144    91,750
500,000        Freescale Semiconductor, Inc., 10.125%, 12/15/16 (14   440,000
               Total Semiconductors & Semiconductor Equipment     $ 1,444,250

               Telecommunication Services - 3.9%
               Alternative Carriers - 0.5%
1,000,000      PAETEC Holding Corp., 9.5%, 7/15/15 (144A)         $   955,000

               Integrated Telecommunication Services - 1.0%
1,200,000      GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)   $ 1,140,000
142,000        Tele Norte Leste Participacoes SA, 8.0%, 12/18/13      148,390
500,000        Windstream Corp., 8.625%, 8/1/16                       506,250
                                                                  $ 1,794,640
               Wireless Telecommunication Services - 2.4%
910,000        Broadview Networks Holdings, Inc., 11.375%, 9/1/12 $   919,100
500,000        Cell C Property, Ltd., 11.0%, 7/1/15 (144A)            441,250
500,000        Cricket Communications, Inc., 9.375%, 11/1/14 (144A)   493,125
150,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)                    151,500
500,000    (a) Hellas Telecommunications Luxembourg II, 10.209%, 1/   674,159
850,000    (d) Intelsat Intermediate Holding Co., Ltd., 0.0%, 2/1/1   667,250
1,330,000      True Move Co., Ltd., 10.375%, 8/1/14 (144A)          1,301,738
                                                                  $ 4,648,122
               Total Telecommunication Services                   $ 7,397,762

               Utilities - 0.1%
               Electric Utilities - 0.1%
250,000        Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144A)  $   270,000
               Total Utilities                                    $   270,000
               TOTAL CORPORATE BONDS & NOTES
               (Cost $99,189,761)                                 $95,457,234

               CONVERTIBLE BONDS & NOTES - 0.2% of Net Assets
               Real Estate - 0.2%
               Retail Real Estate Investment Trust - 0.2%
400,000        General Growth Properties, Inc., 3.98%, 4/15/27 (14$   361,000
               TOTAL CONVERTIBLE BONDS & NOTES
               (Cost $384,160)                                    $   361,000

               FLOATING RATE LOAN INTERESTS - 34.5% of Net Assets(f)
               Energy - 1.0%
               Oil & Gas Exploration & Production - 1.0%
997,500        Concho Resources, Inc., Second Lien Term Loan, 9.07$   985,031
1,000,000      W&T Offshore, Inc., Tranche B Term Loan, 2.25%, 5/26   987,500
               Total Energy                                       $ 1,972,531

               Materials - 2.8%
               Paper Packaging - 0.7%
1,500,000      Georgia-Pacific LLC, Term B Loan, 7.09% - 7.11%, 12$ 1,420,981

               Forest Products - 0.8%
1,500,000      Ainsworth Lumber Co. Ltd., Term Loan, 8.375%, 6/26/$ 1,462,500

               Steel - 1.3%
1,850,000      Algoma Steel, Inc., Term Loan, 2.5%, 6/20/13       $ 1,757,500
650,000        Niagara Corp., Term Loan B, 10.36%, 6/29/14            651,625
                                                                  $ 2,409,125
               Total Materials                                    $ 5,292,606

               Capital Goods - 1.0%
               Construction & Farm Machinery & Heavy Trucks - 1.0%
2,000,000      Rental Service Corp., Second Lien Initial Term Loan$ 1,970,000
               Total Capital Goods                                $ 1,970,000

               Commercial Services & Supplies - 2.2%
               Environmental & Facilities Services - 1.3%
1,250,000      Synagro Technologies, Inc., First Lien Term Loan, 2$ 1,200,000
1,225,000      Waste Services, Inc., Tranche E Term Loan , 2.5%, 3/ 1,188,250
                                                                  $ 2,388,250
               Logistics-.09%
439,482        Louis No. 1 PLC, Pre-Funded LC Loan, 7.86%, 11/4/13$   442,366
1,341,318      Louis No. 1 PLC, Term Loan, 7.82%, 11/4/13           1,350,121
                                                                  $ 1,792,487

               Total Commercial Services & Supplies               $ 4,180,737

               Consumer Durables & Apparel - 1.5%
               Homebuilding - 1.0%
2,000,000      LandSource Communities Development LLC, Second Lien$ 1,856,666

               Housewares & Specialties - 0.5%
1,000,000      Yankee Candle Company, Inc., Term Loan, 7.36%, 2/6/$   950,000
               Total Consumer Durables & Apparel                  $ 2,806,666

               Consumer Services - 1.6%
               Casinos & Gaming - 1.6%
1,000,500      Fontainebleau Las Vegas, LLC/Fontainebleau Las Vega$   963,607
833,350        New World Gaming Partners, Term Loan, 2.5%, 7/16/04    810,433
1,000,000      New World Gaming Partners, Term Loan, 5.5%, 7/16/04    965,000
250,000        Riviera Holdings Corp., Term Loan, 7.36%, 6/8/14       243,125
               Total Consumer Services                            $ 2,982,165

               Media - 2.9%
               Broadcasting & Cable Television - 1.0%
2,000,000      Charter Communications Operating, LLC, New Term Loa$ 1,906,000

               Movies & Entertainment - 0.5%
1,000,000      Lodgenet Entertainment Corp., Closing Date Term Loa$   979,167

               Publishing - 1.5%
1,250,000      Canwest Mediaworks Limited Partnership, Credit D Te$ 1,225,000
1,741,219      Riverdeep Interactive Learning USA, Inc., Term Loan, 1,688,983
                                                                  $ 2,913,983
               Total Media                                        $ 5,799,150

               Retailing - 1.0%
               Apparel, Accessories & Luxury Goods - 1.0%
2,000,000      Hanesbrands, Inc., Term Loan B, 7.105%, 9/5/13     $ 1,939,376
               Total Retailing                                    $ 1,939,376

               Food, Beverage & Tobacco - 0.6%
               Tobacco - 0.6%
1,103,448      Alliance One International, Inc./Intabex Netherland$ 1,106,207
               Total Food, Beverage & Tobacco                     $ 1,106,207

               Household & Personal Products - 1.8%
               Household Products - 1.8%
2,000,000      Huish Detergents, Inc., Second Lien Term Loan, 9.57$ 1,860,000
1,500,000      Samsonite Corp., Term Loan, 2.25%, 12/20/13          1,492,188
               Total Household & Personal Products                $ 3,352,188

               Health Care Equipment & Services - 4.8%
               Health Care Equipment & Services - 0.9%
1,750,000      Talecris Biotherapeutics Holdings Corp., First Lien$ 1,717,188
                                                                  $ 1,717,188
               Health Care Supplies - 0.5%
500,000        IM US Holdings, LLC (Inverness Medical), First Lien$   477,500
600,000        IM US Holdings, LLC (Inverness Medical), Second Lien   585,000
                                                                  $ 1,062,500
               Health Care Services - 0.8%
1,500,000      HealthSouth Corp., Term Loan, 7.82%, 3/10/13       $ 1,463,720

               Health Care Facilities - 2.6%
938,128        Community Health Systems, Inc., Term Loan, 7.57%, 7$   896,750
1,750,000      Hanger Orthopedic Group, Inc., Tranche B Term Loan,  1,741,250
1,000,000      HCA, Inc., Tranche B Term Loan, 7.61%, 11/18/13        967,167
499,674        Psychiatric Solutions, Inc., Term Loan, 7.09% - 7.13   499,049
160,919        Sun Healthcare Group, Inc., Synthetic LC Loan, 2.0%,   159,713
712,644        Sun Healthcare Group, Inc., Term Loan, 2.0%, 4/19/14   707,299
                                                                  $ 4,971,228
               Total Health Care Equipment & Services             $ 9,214,636
               Diversified Financials - 3.1%
               Other Diversified Financial Services - 0.8%
1,500,000      J.G. Wentworth LLC, Second Lien Term Loan, 10.36%, $ 1,481,250
                                                                  $ 3,273,737
               Specialized Finance - 0.5%
897,740        Ace Cash Express, Inc., Term Loan, 8.34% - 8.39%, 1$   855,097

               Consumer Finance - 1.4%
997,494        Collect Acquisition Corp., Facility Term Loan B, 8.$   987,519
1,750,000      Dollar Financial Corp., Canadian Borrower Term Loan, 1,700,781
                                                                  $ 2,688,300
               Asset Management & Custody Banks - 0.4%
750,000        Asset Acceptance Capital Corp., Tranche B Term Loan$   746,250
               Total Diversified Financials                       $ 7,563,384

               Insurance - 2.0%
               Insurance Brokers - 1.2%
408,497        HUB International Holdings, Inc., Initial Term Loan$   387,051
2,000,000      USI Holdings Corp., Tranche B Term Loan, 8.11%, 5/5/ 1,900,000
                                                                  $ 2,287,051
               Multi-Line Insurance - 0.8%
500,000        AmWins Group, Inc., Initial Term Loan, 7.82% - 7.84$   471,250
1,000,000      AmWins Group, Inc., Second Lien Initial Term Loan, 1   942,500
                                                                  $ 1,413,750
               Total Insurance                                    $ 3,700,801

               Software & Services - 1.8%
               Computer Storage & Peripherals - 1.0%
1,994,987      SunGard Data Systems Inc., Term Loan B, 7.356%, 2/1$ 1,920,383
1,496,250      Vangent, Inc., Term Loan, 7.61% - 7.62%, 2/14/13     1,488,769
               Total Software & Services                          $ 3,409,152

               Technology Hardware & Equipment - 1.0%
               Electronic Equipment Manufacturers - 1.0%
2,000,000      H3C Holdings Ltd., Tranche B Term Loan, 3.0%, 9/28/$ 2,005,000
               Total Technology Hardware & Equipment              $ 2,005,000

               Semiconductors & Semiconductor Equipment - 0.5%
               Semiconductors - 0.5%
1,000,000      Freescale Semiconductor, Inc., Term Loan, 7.11%, 11$   922,386
               Total Semiconductors & Semiconductor Equipment     $   922,386

               Telecommunication Services - 2.1%
               Alternative Carriers - 0.7%
1,250,000      PAETEC Holding Corp., Replacement Term Loan, 2.5%, $ 1,229,166

               Wireless Telecommunication Services - 1.4%
1,000,000      Cricket  Communications, Inc., Term Loan B, 7.36%, $   973,500
1,750,000      MetroPCS Wireless, Inc., New Tranche B Term Loan, 7. 1,706,250
                                                                  $ 2,679,750
               Total Telecommunication Services                   $ 3,908,916

               Utilities - 2.8%
               Independent Power Producers & Energy Traders - 2.8%
1,995,000      Calpine Corp., First Priority Term Loan, 7.59%, 3/2$ 1,938,059
187,926        Mach Gen, LLC, First Lien Synthetic LC Loan, 7.36%,    182,382
1,807,533      Mach Gen, LLC, First Lien Term Loan B, 7.36%, 2/22/1 1,754,210
418,256        NRG Energy, Inc., Credit-Linked Deposit Loan, 7.11%,   405,011
1,007,483      NRG Energy, Inc., Term Loan, 7.11%, 2/1/13             975,579
               Total Utilities                                    $ 5,255,241
               TOTAL FLOATING RATE LOAN INTERESTS
               (Cost $67,596,516)                                 $65,588,655

Shares         WARRANTS - 0.0% of Net Assets (g)
               Real Estate - 0.0%
               Real Estate Management & Development - 0.0%
750,000        Neo-China Group Holdings, Ltd., Expires 7/22/12    $    61,332
               TOTAL WARRANTS
               (Cost $17,012)                                     $    61,332


               TEMPORARY CASH INVESTMENTS - 24.7% of Net Assets
               Commercial Paper - 24.7%
9,410,000      AIG Funding, Inc., 5.33%, 8/1/07                   $ 9,410,000
9,410,000      Banco Bilbao Vizcaya, 5.35%, 8/1/07                  9,410,000
4,090,000      Citigroup Funding, Inc., 5.33%, 8/1/07               4,090,000
9,410,000      DZ Bank AG Grand Cayman, 5.35%, 8/1/07 (144A)        9,410,000
5,320,000      Rabobank U.S.A. Financial, 5.32%, 8/1/07             5,320,000
9,410,000      Societe Generale North America, 5.34%, 8/1/07        9,410,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $47,050,000)                                 $47,050,000
               TOTAL INVESTMENTS IN SECURITIES - 109.8%
               (Cost $214,643,562) (h)                            $208,924,939
               OTHER ASSETS AND LIABILITIES - (9.8)%              $(18,593,413)
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (0.0)%               $-

               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0$190,331,526


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2007, the value of these securities amounted to
               $83,168,698 or 43.7% of total net assets applicable to common shareowners.

               Floating rate note.  The rate shown is the rate at July 31, 2007.

(a)            Floating rate note.  The rate shown is the rate at July 31, 2007.

(b) Represents a pay-in-kind security which may pay interest in additional principal.

(c)            Security is a perpetual bond and has no definite maturity date.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
               The rate shown is the rate at July 31, 2007.

(e)            Security is priced as a unit.

(f) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
               These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major
               United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at July 31, 2007.

(g)            Non-income producing.

(h) At July 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $214,643,562 was as follows:

               Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost       $   170,318

               Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value        (5,888,941)
               Net unrealized gain                                $(5,718,623)

               For financial reporting purposes net unrealized loss was $5,718,623 and cost of investments aggregated $214,643,562




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.